Income Taxes (Details) - Schedule of Statutory Rate to the Company’s Effective Tax Rates	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Schedule of Statutory Rate to the Company's Effective Tax Rates [Abstract]
Japanese statutory income tax rate	30.60%	30.60%
Non-deductible expenses	(0.70%)	(1.50%)
Non-taxable income	2.80%	0.40%
Valuation allowance	(43.70%)
Share based compensation		(35.80%)
Deferred IPO costs	16.60%
Others	(3.20%)	1.20%
Total	2.40%	(5.10%)